Consolidated Statements of Operations - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Total Revenue	$ 1,704	$ 32,578	$ 33,555
Restaurant level operating expenses:
Food, beverage and paper costs	370	6,567	6,316
Labor and related expenses	321	6,269	7,167
Other operating expenses	323	6,007	5,271
Occupancy and related expenses	33	2,707	2,149
General and administrative expenses	857	6,925	7,230
Share-based compensation expense	818
Depreciation and amortization expense	348	1,062	825
Brand development and co-op advertising expense	34	2,283	1,732
Gain on disposal of property and equipment		(2)	(184)
TOTAL OPERATING EXPENSES	3,104	31,818	30,506
OPERATING (LOSS) INCOME	(1,400)	760	3,049
Gain on extinguishment of debt	791
Gain on change in value of warrant liability	5,597
Interest expense	(6)	(125)	(79)
Income before income taxes	4,982	635	2,970
Income tax benefit	(366)
Net Income	5,348	635	2,970
Net Income Attributable to Non-Controlling Interests (predecessor)		20	35
Net Income Attributable to common shareholders (successor) and Controlling Interests (predecessor)	$ 5,348	615	2,935
Weighted average common shares outstanding
Basic	17,541,838
Diluted	21,426,115
Net (loss) income per common share
Basic	$ 0.30
Diluted	$ (0.01)
Restaurant Sales Revenues [Member]
Business Acquisition [Line Items]
Total Revenue	$ 1,350	23,966	23,183
Royalty And Other Revenues [Member]
Business Acquisition [Line Items]
Total Revenue	255	6,116	7,369
Terminated Franchise Revenues [Member]
Business Acquisition [Line Items]
Total Revenue		693	825
Royalty Brand Development And Coop Revenues [Member]
Business Acquisition [Line Items]
Total Revenue	74	1,441	1,720
Initial Franchise Fees Revenues [Member]
Business Acquisition [Line Items]
Total Revenue	$ 25	$ 362	$ 458